Accrued Expenses (Tables)	6 Months Ended
Jun. 30, 2025
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities
Accrued expenses are comprised of the following:

(in thousands of $)	June 30, 2025	December 31, 2024
Vessel related (1)	(125,000)	(24,999)
Finance related (2)	(31,662)	(27,560)
Administrative related (3)	(12,966)	(13,502)
Corporate income tax payable	(212)	(10)
Accrued expenses	(169,840)	(66,071)
(1) “Vessel related” accrued expenses is comprised of engineering and yard-related conversion costs and vessel operating expenses such as crew wages, supplies, routine repairs, maintenance, lubricating oils and insurance. As of June 30, 2025, included in “Vessel related” are accrued costs related to MKII FLNG conversion and FLNG Gimi commissioning works of $66.2 million and $43.5 million, respectively (December 31, 2024: $2.1 million and $13.6 million, respectively).
(2) “Finance related” accrued expenses pertains to accrued interest on Gimi facility, bonds and the VIE debt facilities (note 15).
(3) “Administrative related” accrued expenses comprised of general overhead, including personnel costs, legal and professional fees, costs associated with project development, property costs and other office and general expenses.